Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Schedule Of Debt
				Weighted
				average
				interest rate
				December 31,
	2010	2011	(1)	2011 (2)	Maturity
ECA-guaranteed financings	$1,577,325	$1,662,810		2.48%	2023
ALS I debt	806,574	640,332		0.53%	2032
ALS II debt	803,852	693,180		2.13%	2038
Revolving credit facility	591,676	461,421		3.18%	2016
GFL securitization debt	627,704	624,973		0.52%	2032
TUI portfolio acquisition facility	313,223	262,302		1.93%	2015
Skyfunding B737-800 acquisition facility	—	133,669		3.86%	2021
AT revolving credit facility	291,628	—		—	—
Subordinated debt joint ventures partners(3)	87,568	64,280		19.35%	2022
Other debt	1,466,613	1,568,198		4.19%	2023
	$6,566,163	$6,111,165

(1)	As of December 31, 2011, we remain in compliance with the respective financial covenants across the Company's various debt obligations.
(2)	The weighted average interest rate in the table above excludes the impact of derivative instruments, interest rate caps and interest rate swaps, which we hold to hedge our exposure to interest rates.
(3)	Subordinated debt issued to two of our joint venture partners in 2008 and 2010.

Schedule Of Maturities Of Debt And Capital Lease Obligations

Debt
maturing
2012	$800,861
2013	731,267
2014	739,025
2015	1,093,315
2016	909,666
Thereafter	1,837,031
$6,111,165

Schedule Of Other Debt

Amount outstanding at
December 31, 2011
(US dollars in thousands)
Pre-delivery payment facilities	$47,436
Secured aircraft portfolio transactions	232,614
Secured aircraft financings	1,000,302
Facilities for general corporate purposes	170,000
Japanese operating lease	75,011
Other financings	42,835
Total	$1,568,198